SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Line Items]
Impairment loss on equity method investments	$ 0	$ 0	$ 0
Percentage of cash deposits placed with two commercial banks in the PRC	92.10%
Revenues generated from customers that individually represent greater than 10% of the total revenues	$ 53,702	$ 82,943	$ 88,447
Impairment loss on long-lived assets
Impairment loss on goodwill
Percentage of value added tax based on revenue	17.00%
Percentage of value added tax to be refunded	14.00%
Government subsidy income	$ 1,447	$ 2,112	$ 620
Customer Concentration Risk [Member]
Accounting Policies [Line Items]
Revenues generated from customers that individually represent greater than 10% of the total revenues	0	0	$ 0
Accounts receivable generated from customers that individually represent greater than 10% of the total accounts receivables	$ 0	$ 0
Service revenues [Member]
Accounting Policies [Line Items]
Percentage of value added tax based on revenue	6.00%
Minimum [Member]
Accounting Policies [Line Items]
Percentage of ownership interest in equity method investment	20.00%
Guarantees for quality of smart cards, term	1 year
SI service, final acceptance period after issuance of preliminary acceptance	6 months
Maximum [Member]
Accounting Policies [Line Items]
Percentage of ownership interest in equity method investment	50.00%
Guarantees for quality of smart cards, term	3 years
SI service, final acceptance period after issuance of preliminary acceptance	1 year